ACQUISITION OF WIRELESS MAINGATE Schedule of Pro-Forma Information (Details) (Subsequent Event [Member], Acquisition of Wireless Maingate [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Subsequent Event [Member] | Acquisition of Wireless Maingate [Member]
Subsequent Event [Line Items]
Revenue	$ 569,340
Loss from operations	(4,719)
Net loss	$ (15,339)
Basic and diluted loss per share (in dollars)	$ (0.49)